Financial Assets At Fair Value Through Profit Or Loss And Stock Loan - (Additional Information) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 28, 2021
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Unrealized gain on stock loan	$ 47,378,880
Investment A [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss			2.00%
Investment E [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Extinguishment of Debt, Amount		$ 556,161,528
Investment G [Member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Extinguishment of Debt, Amount	163,180,000
Listed Equity Shares [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Unrealized gain on stock loan		324,855,300
Listed Equity Shares [member] | Stock Loan [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Fair value of listed equity shares	$ 211,331,400	$ 878,483,400